Income Taxes - Schedule Movement of valuation allowance (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Valuation Allowance [Line Items]
Balance at beginning of the year	¥ 618,985	¥ 652,610	¥ 811,324
(Reversal) addition	135,893	(33,625)	(158,714)
Balance at ending of the year	¥ 754,878	¥ 618,985	¥ 652,610